UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Red Rocks Capital LLC
          ---------------------------------
Address:  25188 Genesee Trail Road
          ------------------------------------
          Suite 250
          ---------------------------------
          Golden, CO 80401
          ---------------------------------

13F File Number:  28-14056
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew R. Luoma
        ---------------------------------------------------
Title:  Chief Financial Officer
        ---------------------------------------------------
Phone:  (303) 679-8252
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Matthew R. Luoma        Golden, CO                May 15, 2012
    -------------------      -------------------      -------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     8
                                            ---------------------
Form 13F Information Table Value Total:     204,559
                                            ---------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                   FORM 13F INFORMATION TABLE
                                                   --------------------------
COLUMN 1                 COLUMN 2        COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
--------                 --------        --------    --------     --------         --------     ----------   ------------------
                            TITLE                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             OF CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS      SOLE     SHARED  NONE
----------------------  --------------  ---------  --------  ---------  ---  ----  ----------  --------      -------  ------  ----
APOLLO GLOBAL MGMT LLC     CL A SHS     037612306   34,286   2,401,000  SH         Sole                     2,401,000
BLACKSTONE GROUP L P     COM UNIT LTD   09253U108   38,537   2,417,600  SH         Sole                     2,417,600
BROOKFIELD ASSET        CL A LTD VT SH  112585104   21,297     674,600  SH         Sole                       674,600
   MGMT INC
BROOKFIELD INFRAST        LP INT UNIT   G16252101    9,288     293,900  SH         Sole                       293,900
   PARTNERS
ICG GROUP INC                COM        44928D108   18,005   2,011,700  SH         Sole                     2,011,700
KKR & CO L P DEL          COM UNITS     48248M102   41,795   2,818,300  SH         Sole                     2,818,300
LEUCADIA NATL CORP           COM        527288104   19,653     753,000  SH         Sole                       753,000
SAFEGUARD                  COM NEW      786449207   21,698   1,261,500  SH         Sole                     1,261,500
   SCIENTIFICS INC
TOTAL                                              204,559